Income Taxes (Schedule of Reconciliations Between Tax Expense and The Consolidated Effective Income Tax Rate for Earnings Before Income Taxes and Other Items - Tax Rates) (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings (loss) before income taxes
United States	$ 1,020	$ 652	$ 775
Foreign	427	878	(750)
Earnings before income taxes	1,447	1,530	25
Income tax (benefit) expense computed at United States statutory rate	304	321	6
U.S. government tax incentives	(17)	(21)	(11)
Foreign government tax incentives, including BEFIEX	(20)	(13)	(21)
Foreign tax rate differential	30	70	(24)
U.S. foreign tax credits	(25)	(86)	(260)
Valuation allowances	15	(150)	75
State and local taxes, net of federal tax benefit	40	41	25
Foreign withholding taxes	8	54	24
U.S. tax on foreign dividends and subpart F income	34	67	72
Settlements and changes in unrecognized tax benefits	53	113	72
U.S. Transition Tax	0	26	40
Changes in enacted tax rates	(6)	42	(54)
Nondeductible goodwill	0	0	139
Nondeductible fines & penalties	0	0	30
Sale of Embraco	0	58	0
Legal entity restructuring tax impact	(82)	(147)	0
Other items, net	48	(27)	37
Total income tax expense	$ 382	$ 348	$ 150